Commitments and contingencies (Details) - USD ($)	Dec. 31, 2022	Nov. 01, 2022	Dec. 31, 2021
Disclosure of contingent liabilities in business combination [abstract]
Future lease payments under short-term leases not recognized	$ 200,000		$ 300,000
Commitments		$ 69,400,000
Contingent assets	0		0
Contingent liabilities	$ 0		$ 0